Financial Information of Parent Company - Condensed Statement of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (667,089,945)	$ (96,080,937)	¥ (354,181,969)	¥ (128,942,408)
Adjustments for:
Employee share-based compensation expense	28,051,735	4,040,290	34,007,629	3,672,300
Fair value change on warrants liability	(48,057,204)	(6,921,677)	7,129,161
Amortization of discount and interest on convertible note	50,409,270	7,260,445	2,609,771
Exchange loss (gain)	(13,131,779)	(1,891,370)	(7,313,303)	(3,086,602)
Change in prepayments and other current assets	2,162,566	311,474	(11,928,473)	1,767,972
Change in accounts payable	(4,200,259)	(604,963)	565,870	(9,104,630)
Change in other payables and accruals	(1,061,524)	(152,891)	(1,465,002)	(7,118,898)
Net cash used in operating activities	(180,985,721)	(26,067,365)	(175,586,790)	(269,097,406)
Cash flows from financing activities:
Proceeds from stock option exercises	2,142,549	308,591		812,635
Proceeds from the issuance of convertible bonds			260,068,680
Payment for the issuance cost related to convertible bonds			(20,779,520)
Net cash provided by (used in) financing activities	190,092,342	27,378,993	257,936,935	100,221,650
Net change in cash and cash equivalents	(10,132,465)	(1,459,378)	(132,471,759)	24,495,099
Cash and cash equivalents, beginning of year	49,010,541	7,058,986	181,482,300	156,987,201
Cash and cash equivalents, end of year	38,878,076	5,599,608	49,010,541	181,482,300
Parent Company
Cash flows from operating activities:
Net loss	(593,781,589)	(85,522,338)	(304,828,354)	(86,622,470)
Adjustments for:
Employee share-based compensation expense	27,689,259	3,988,083	33,184,307	2,337,019
Fair value change on warrants liability	(48,057,204)	(6,921,677)	7,129,161
Amortization of discount and interest on convertible note	50,409,270	7,260,445	2,609,771
Exchange loss (gain)	17,116,102	2,465,231
Equity in loss (income) of subsidiaries and VIEs	539,087,871	77,644,804	250,905,547	77,872,558
Change in prepayments and other current assets	(62,274)	(8,969)	(856,745)	(199)
Change in accounts payable	(148,204)	(21,346)	(15,958)	(27,382)
Change in amounts due from intercompany	3,021,127	435,133	(236,543,924)	4,294,984
Change in other payables and accruals	2,613,023	376,354	6,401,724	(1,702,034)
Net cash used in operating activities	(2,112,619)	(304,280)	(242,014,471)	(3,847,524)
Cash flows from financing activities:
Proceeds from stock option exercises	2,142,554	308,592		812,635
Proceeds from the issuance of convertible bonds			260,068,680
Payment for the issuance cost related to convertible bonds			(20,779,520)
Repurchase of ordinary shares	0	0	0	0
Net cash provided by (used in) financing activities	2,142,554	308,592	239,289,160	812,635
Net change in cash and cash equivalents	29,935	4,312	(2,725,311)	(3,034,889)
Cash and cash equivalents, beginning of year	28,984	4,174	2,754,295	5,789,184
Cash and cash equivalents, end of year	¥ 58,919	$ 8,486	¥ 28,984	¥ 2,754,295